Pension and Other Postretirement Benefits - Change in Projected Benefit Obligation, Fair Value of Plan Assets, and Net Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in benefit obligation [roll forward]
Separation related adjustments			$ 191.0
Amounts recognized in assets or liabilities [Abstract]
Other liabilities	(114.1)	(97.8)
Pension Benefits
Change in benefit obligation [roll forward]
Benefit obligation at beginning of period	44.1	39.9
Service cost	3.5	4.2	3.7
Interest cost	2.2	1.8	1.5
Plan participants' contributions	0.7	0.8
Amendments	0	0
Actuarial (gain) loss	3.7	(2.2)
Benefits paid	(1.9)	(1.7)
Curtailments	0	1.2
Defined Benefit Plan, Special Termination Benefits	0	0.4
Currency translation	(0.6)	(0.3)
Benefit obligation at end of period	51.7	44.1	39.9
Change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	32.1	23.2
Actual return on plan assets	3.9	1.6
Employer contributions	7.7	8.5
Plan participants' contributions	0.7	0.8
Benefits paid	(1.9)	(1.7)
Currency translation	(0.6)	(0.3)
Fair value of plan assets at end of period	41.9	32.1	23.2
Defined benefit plan, funded status of plan [Abstract]
Funded status	(9.8)	(12.0)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	1.2	0
Amounts recognized in assets or liabilities [Abstract]
Other current liabilities	0	0
Other liabilities	(11.0)	(12.0)
Net amount recognized	(9.8)	(12.0)
Amounts recognized in accumulated other comprehensive income or loss [Abstract]
Net actuarial (gain) loss	9.6	8.5
Prior service cost (credit)	0.9	1.3
Total	10.5	9.8
Weighted-average assumptions used to determine benefit obligation [Abstract]
Plans with benefit obligations in excess of plan assets, aggregate benefit obligation	48.7	41.7
U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate	4.56%	5.15%
Rate of compensation increase	3.00%	3.00%
Candian Plans, Pension Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate	4.25%	4.87%
Rate of compensation increase	2.75%	2.75%
Other Benefits
Change in benefit obligation [roll forward]
Benefit obligation at beginning of period	87.7	101.3
Service cost	1.9	2.4	2.3
Interest cost	4.5	4.0	4.1
Plan participants' contributions	0	0
Amendments	0	3.5
Actuarial (gain) loss	12.8	(14.9)
Benefits paid	(1.1)	(1.3)
Curtailments	0	0
Defined Benefit Plan, Special Termination Benefits	0	0
Currency translation	(0.6)	(0.3)
Benefit obligation at end of period	105.2	87.7	101.3
Change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	1.1	1.3
Plan participants' contributions	0	0
Benefits paid	(1.1)	(1.3)
Currency translation	0	0
Fair value of plan assets at end of period	0	0	0
Defined benefit plan, funded status of plan [Abstract]
Funded status	(105.2)	(87.7)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Amounts recognized in assets or liabilities [Abstract]
Other current liabilities	(2.1)	(1.9)
Other liabilities	(103.1)	(85.8)
Net amount recognized	(105.2)	(87.7)
Amounts recognized in accumulated other comprehensive income or loss [Abstract]
Net actuarial (gain) loss	25.3	12.9
Prior service cost (credit)	(2.8)	(5.2)
Total	$ 22.5	$ 7.7
U.S. Plans, Other Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate	4.61%	5.21%
Rate of compensation increase	3.00%	3.00%
Canadian Plans, Other Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate	4.45%	5.01%
Rate of compensation increase	2.75%	2.75%